SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Balance - Beginning of period	$ 790,023	$ 378,643
Interest expense	53,017	96,423
Additions		734,903
Lease Payments	(311,145)	(423,410)
Foreign exchange translation	(8,035)	3,464
Balance - Ending of period	523,860	790,023
Current lease liabilities	210,012	362,001
Non-current lease liabilities	313,848	428,022
Lease liabilities	$ 523,860	$ 790,023